CONSOLIDATED CARVE-OUT INCOME STATEMENT - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	€ 161,647	€ 115,747	€ 80,253	€ 70,497
Personnel expenses	(17,437)	(15,301)	(7,080)	(5,157)
Depreciation and amortization	(114)	(556)	(721)	(932)
Other operating expenses	(158,850)	(155,765)	(143,481)	(78,657)
Operating expenses	(176,401)	(171,622)	(151,282)	(84,746)
OPERATING INCOME/(LOSS)	(14,754)	(55,875)	(71,029)	(14,249)
Finance income / (costs)	5,826	12,460	3,982	(520)
Net financial results	5,826	12,460	3,982	(520)
NET INCOME/(LOSS) BEFORE TAX	(8,928)	(43,415)	(67,047)	(14,769)
Income tax benefit/(expense)	6,513	(2,968)	(966)	(1,510)
NET INCOME/(LOSS) FOR THE YEAR	(2,415)	(46,383)	(68,013)	(16,279)
Attributable to equity holders of the Parent	(2,417)	(46,382)	(68,067)	(16,274)
Attributable to non-controlling interests	€ 2	€ (1)	€ 54	€ (5)
Basic earnings per share attributable to equity holders of the parent (Euro)	€ (0.05)	€ (1.03)	€ (10.18)	€ (3.65)
Diluted earnings per share attributable to equity holders of the parent (Euro)	€ (0.05)	€ (1.03)	€ (10.18)	€ (3.65)